Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

             The following table sets forth information concerning the compensation of our named executive officers for the fiscal years ended December 31, 2024 and 2023 and certain measures of our financial performance for those years.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (2)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return (4)	Net Income (5) (in thousands)
2024	$402,040	$393,559	$292,001	$283,520	$94.78	$2,795
2023	521,944	198,139	387,623	78,556	53.55	2,020

__________________

(1)         Represents the total compensation of our principal executive officer (“PEO”), Mr. Strong, as reported in the Summary Compensation Table for each year indicated. Mr. Strong was the only person who served as our PEO during those years.

(2)         Represents the “compensation actually paid” to Mr. Strong and to our non-PEO named executive officers, as calculated in accordance with Item 402(v) of

              Regulation S-K. The following table presents the adjustments made to Mr. Strong’s and the non-PEO named executive officers’ Summary Compensation Table total for each year to determine their average compensation actually paid.

PEO Total Compensation Amount	$ 402,040	$ 521,944
PEO Actually Paid Compensation Amount	$ 393,559	198,139
Adjustment To PEO Compensation, Footnote

	Adjustments to Determine Compensation Actually Paid to
	PEO		Non-PEO Named Executive Officers
	2024	2023	2024	2023
Summary Compensation Table total	$402,040	$521,944	$292,001	$387,623
Increase for the change in fair value from the prior year-end to the end of the covered year of awards granted prior to the covered year that were outstanding and unvested as of the end of the covered year	(17,160)	(287,625)	(17,160)	(287,625)
Increase for the change in fair value from the prior year-end to the vesting date of awards granted prior to the covered year that vested during the covered year	8,679	(36,180)	8,679	(21,443)
	$393,559	$198,139	$283,520	$78,556

(3)         Represents the average of the total compensation of each of our non-PEO named executive officers (Messrs. Augustine and Gonzalez), as reported in the

              Summary Compensation Table for each year indicated. Messrs. Augustine and Gonzalez were our only non-PEO named executive officers for those years.

(4)         Represents the total return to shareholders of our common stock and assumes that the value of the investment was $100 on December 31, 2024 and December 31,

              2023, respectively, and that the subsequent dividends were reinvested. The stock price performance included in this column is not necessarily indicative of future stock price performance.

(5)         Represents our reported net income for each year indicated.

Non-PEO NEO Average Total Compensation Amount	$ 292,001	387,623
Non-PEO NEO Average Compensation Actually Paid Amount	283,520	78,556
Total Shareholder Return Amount	94.78	53.55
Net Income (Loss)	2,795,000	2,020,000
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,679	(36,180)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,160)	(287,625)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,679	(21,443)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (17,160)	$ (287,625)